Commitments and Contingencies (Table) (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Contractual Obligation Fiscal Year Maturity [Abstract]
2019	$ 547
2020	2,178
2021	2,172
2022	2,149
2023	2,080
2024 and thereafter	11,691
Total	$ 20,817